Assets Held For Sale And Derecognition Of Asset - Additional Information 1 (Details) - Number		12 Months Ended
	Mar. 17, 2023	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units	15	15